Cover Page	Mar. 25, 2025
Document Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001837532
Document Type	8-K
Document Period End Date	Mar. 25, 2025
Entity Registrant Name	Apollo Debt Solutions BDC
Entity Incorporation, State or Country Code	DE
Securities Act File Number	814-01424
Entity Tax Identification Number	86-1950548
Entity Address, Address Line One	9 West 57th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	515-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false